Deferred tax assets and liabilities (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	$ (24)
Items previously recognized in other comprehensive income	(254)
Items previously recognized in retained earnings	(71)
Total revaluation of deferred tax assets and liabilities	(349)
Total revaluation of current income tax liabilities	(37)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities	(386)
Income statement [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	(24)
Total revaluation of deferred tax assets and liabilities	(24)
Total revaluation of current income tax liabilities	(37)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities	(61)
Equity [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in other comprehensive income	(254)
Items previously recognized in retained earnings	(71)
Total revaluation of deferred tax assets and liabilities	(325)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities	$ (325)
Impact of new tax law effective tax rate after implemetation of new law changes	21.00%
Impact of new tax law tax on unremitted earnings period allowed for payment	8 years
Impact of new tax law income tax relating to deferred tax assets on unremitted earnings	$ 70